Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Withholding income tax dividend distribution	10.00%
Other income tax expense (benefit), continuing operations	$ 970,000	$ 1,156,000	$ 1,870,000
U.S. Statutory rates	21.00%	21.00%	21.00%
Income Tax Benefit (Expenses)	$ (56)	$ (126)	$ (309)
PRC Entities
Income Taxes
Operating loss carryforwards	$ 917	3,131
Enterprise Income Tax
Income Taxes
U.S. Statutory rates	25.00%
Scenario, Plan
Income Taxes
U.S. Statutory rates	21.00%
Hong Kong
Income Taxes
Income Tax Benefit (Expenses)	$ (195)	$ (188)	$ (741)
Hong Kong | SGOCO International (HK) Limited
Income Taxes
U.S. Statutory rates	16.50%	16.50%	16.50%
Hong Kong | First-tier rate
Income Taxes
U.S. Statutory rates	8.25%	8.25%	8.25%
Hong Kong | Second-tier rate
Income Taxes
U.S. Statutory rates	16.50%	16.50%	16.50%
Domestic Tax Authority | SGOCO International (HK) Limited
Income Taxes
Income Tax Benefit (Expenses)			$ 0